First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 9.7%
3,079	Exact Sciences Corp. (a)	$227,784
2,262	Myriad Genetics, Inc. (a)	43,295
3,768	Natera, Inc. (a)	236,027
1,491	Twist Bioscience Corp. (a)	54,958
1,960	Veracyte, Inc. (a)	53,920
		615,984
	Health Care Equipment & Supplies — 52.5%
1,392	Align Technology, Inc. (a)	381,408
2,849	Alphatec Holdings, Inc. (a)	43,048
1,560	Axonics, Inc. (a)	97,079
5,103	Dexcom, Inc. (a)	633,231
760	Establishment Labs Holdings, Inc. (a)	19,677
3,551	Globus Medical, Inc., Class A (a)	189,233
3,447	Hologic, Inc. (a)	246,288
965	Inspire Medical Systems, Inc. (a)	196,310
1,344	Insulet Corp. (a)	291,621
1,648	Intuitive Surgical, Inc. (a)	555,969
734	iRhythm Technologies, Inc. (a)	78,567
1,112	Masimo Corp. (a)	130,338
1,296	QuidelOrtho Corp. (a)	95,515
1,614	ResMed, Inc.	277,640
1,541	Tandem Diabetes Care, Inc. (a)	45,583
792	TransMedics Group, Inc. (a)	62,513
		3,344,020
	Health Care Providers & Services — 6.2%
1,816	Accolade, Inc. (a)	21,810
608	Fulgent Genetics, Inc. (a)	17,577
3,328	Guardant Health, Inc. (a)	90,023
5,397	Hims & Hers Health, Inc. (a)	48,033
3,565	NeoGenomics, Inc. (a)	57,682
3,010	Privia Health Group, Inc. (a)	69,320
2,478	Progyny, Inc. (a)	92,132
		396,577
	Health Care Technology — 11.7%
3,591	Doximity, Inc., Class A (a)	100,692
1,742	Health Catalyst, Inc. (a)	16,131
1,464	Schrodinger, Inc. (a)	52,411
4,773	Teladoc Health, Inc. (a)	102,858
2,469	Veeva Systems, Inc., Class A (a)	475,332
		747,424
	Life Sciences Tools & Services — 19.9%
2,888	10X Genomics, Inc., Class A (a)	161,612
4,090	Adaptive Biotechnologies Corp. (a)	20,041
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
3,139	Cytek Biosciences, Inc. (a)	$28,628
1,559	Illumina, Inc. (a)	217,075
2,312	IQVIA Holdings, Inc. (a)	534,951
6,262	Pacific Biosciences of California, Inc. (a)	61,430
5,664	QIAGEN N.V. (a)	245,988
		1,269,725
	Total Common Stocks	6,373,730
	(Cost $5,866,068)
MONEY MARKET FUNDS — 0.1%
3,961	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	3,961
	(Cost $3,961)

	Total Investments — 100.1%	6,377,691
	(Cost $5,870,029)
	Net Other Assets and Liabilities — (0.1)%	(3,329)
	Net Assets — 100.0%	$6,374,362

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,373,730	$ 6,373,730	$ —	$ —
Money Market Funds	3,961	3,961	—	—
Total Investments	$6,377,691	$6,377,691	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Electronic Equipment, Instruments & Components — 5.6%
540	Amphenol Corp., Class A	$53,530
37,591	AUO Corp. (TWD)	22,231
2,402	Sunny Optical Technology Group Co., Ltd. (HKD)	21,795
		97,556
	Entertainment — 29.6%
516	Capcom Co., Ltd. (JPY)	16,675
1,930	DeNA Co., Ltd. (JPY)	18,851
344	Electronic Arts, Inc.	47,063
1,182	GungHo Online Entertainment, Inc. (JPY)	19,715
1,336	Koei Tecmo Holdings Co., Ltd. (JPY)	15,243
1,262	Mixi, Inc. (JPY)	21,135
2,042	NetEase, Inc. (HKD)	36,768
125	Netflix, Inc. (b)	60,860
600	Netmarble Corp. (KRW) (b) (c) (d)	27,067
2,512	Nexon Co., Ltd. (JPY)	45,784
1,040	Nintendo Co., Ltd. (JPY)	54,287
1,438	ROBLOX Corp., Class A (b)	65,745
510	Square Enix Holdings Co., Ltd. (JPY)	18,316
321	Take-Two Interactive Software, Inc. (b)	51,665
619	Ubisoft Entertainment S.A. (EUR) (b)	15,802
		514,976
	Health Care Technology — 1.3%
1,010	Teladoc Health, Inc. (b)	21,766
	Household Durables — 2.7%
494	Sony Group Corp. (JPY)	46,989
	Interactive Media & Services — 10.1%
140	Meta Platforms, Inc., Class A (b)	49,554
4,991	Snap, Inc., Class A (b)	84,498
1,100	Tencent Holdings Ltd. (HKD)	41,360
		175,412
	IT Services — 1.4%
1,135	Keywords Studios PLC (GBP)	24,047
	Semiconductors & Semiconductor Equipment — 28.1%
418	Advanced Micro Devices, Inc. (b)	61,617
1,234	Intel Corp.	62,008
565	Microchip Technology, Inc.	50,952
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
652	Micron Technology, Inc.	$55,642
97	NVIDIA Corp.	48,036
408	QUALCOMM, Inc.	59,009
1,015	STMicroelectronics N.V. (EUR)	50,691
492	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,168
293	Texas Instruments, Inc.	49,945
		489,068
	Software — 15.1%
81	Adobe, Inc. (b)	48,325
137	Microsoft Corp.	51,517
91	Synopsys, Inc. (b)	46,857
1,565	Unity Software, Inc. (b)	63,993
716	Zoom Video Communications, Inc., Class A (b)	51,487
		262,179
	Technology Hardware, Storage & Peripherals — 6.0%
252	Apple, Inc.	48,517
28,024	Xiaomi Corp., Class B (HKD) (b) (c) (d)	55,987
		104,504

	Total Investments — 99.9%	1,736,497
	(Cost $1,521,293)
	Net Other Assets and Liabilities — 0.1%	1,236
	Net Assets — 100.0%	$1,737,733

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	65.2%
Japan	14.8
Cayman Islands	9.0
Taiwan	4.2
Netherlands	2.9
South Korea	1.5
United Kingdom	1.4
France	0.9
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	68.2%
JPY	14.8
HKD	9.0
EUR	3.8
KRW	1.5
GBP	1.4
TWD	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,736,497	$ 1,736,497	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Brazil — 17.4%
8,337	B3 S.A. - Brasil Bolsa Balcao (BRL)	$24,972
999	BB Seguridade Participacoes S.A. (BRL)	6,920
917	Cia de Saneamento Basico do Estado de Sao Paulo (BRL)	14,228
3,842	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	9,080
3,115	Gerdau S.A. (Preference Shares) (BRL)	15,237
7,138	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	49,917
8,129	Itausa S.A. (Preference Shares) (BRL)	17,354
1,833	PRIO S.A. (BRL)	17,377
3,213	Raia Drogasil S.A. (BRL)	19,446
4,063	WEG S.A. (BRL)	30,872
		205,403
	Cayman Islands — 0.4%
50	Airtac International Group (TWD)	1,645
26	Alchip Technologies Ltd. (TWD)	2,775
		4,420
	Chile — 2.6%
64,029	Banco de Chile (CLP)	7,521
383	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	22,889
		30,410
	Czech Republic — 1.6%
435	CEZ AS (CZK)	18,644
	Greece — 1.0%
3,656	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	6,498
807	National Bank of Greece S.A. (EUR) (c)	5,604
		12,102
	Mexico — 14.5%
1,135	Arca Continental S.A.B. de C.V. (MXN)	12,393
1,348	Coca-Cola Femsa S.A.B. de C.V. (MXN)	12,778
10,406	Fibra Uno Administracion S.A. de C.V. (MXN)	18,733
490	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	14,355
3,452	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	17,472
Shares	Description	Value

	Mexico (Continued)
4,269	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	$42,929
2,433	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	6,692
10,771	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	45,397
		170,749
	Philippines — 0.8%
3,870	BDO Unibank, Inc. (PHP)	9,120
	Poland — 7.7%
311	Bank Polska Kasa Opieki S.A. (PLN)	12,018
129	Dino Polska S.A. (PLN) (c) (d) (e)	15,104
368	KGHM Polska Miedz S.A. (PLN)	11,475
1,568	ORLEN S.A. (PLN)	26,102
1,306	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (c)	16,702
841	Powszechny Zaklad Ubezpieczen S.A. (PLN)	10,103
		91,504
	South Africa — 13.7%
1,071	Absa Group Ltd. (ZAR)	9,585
679	Bid Corp., Ltd. (ZAR)	15,837
712	Bidvest Group (The) Ltd. (ZAR)	9,820
92	Capitec Bank Holdings Ltd. (ZAR)	10,191
5,520	FirstRand Ltd. (ZAR)	22,182
2,089	Gold Fields Ltd. (ZAR)	31,722
2,032	Impala Platinum Holdings Ltd. (ZAR)	10,139
723	Nedbank Group Ltd. (ZAR)	8,546
7,212	Old Mutual Ltd. (ZAR)	5,149
2,440	Sanlam Ltd. (ZAR)	9,711
1,128	Sasol Ltd. (ZAR)	11,426
1,557	Standard Bank Group Ltd. (ZAR)	17,713
		162,021
	South Korea — 20.1%
78	Celltrion Healthcare Co., Ltd. (KRW) (f) (g)	4,597
78	Celltrion, Inc. (KRW)	12,203
226	Hana Financial Group, Inc. (KRW)	7,616
46	Hyundai Mobis Co., Ltd. (KRW)	8,465
260	KB Financial Group, Inc. (KRW)	10,922
183	Kia Corp. (KRW)	14,209
7	Korea Zinc Co., Ltd. (KRW)	2,707

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
110	NAVER Corp. (KRW)	$19,132
15	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	8,852
60	Samsung C&T Corp. (KRW)	6,033
41	Samsung Electro-Mechanics Co., Ltd. (KRW)	4,877
1,603	Samsung Electronics Co., Ltd. (KRW)	97,706
25	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	5,105
57	Samsung Life Insurance Co., Ltd. (KRW)	3,058
40	Samsung SDI Co., Ltd. (KRW)	14,659
385	Shinhan Financial Group Co., Ltd. (KRW)	12,002
487	Woori Financial Group, Inc. (KRW)	4,916
		237,059
	Taiwan — 19.9%
181	Accton Technology Corp. (TWD)	3,084
181	Advantech Co., Ltd. (TWD)	2,194
245	Asustek Computer, Inc. (TWD)	3,908
232	Catcher Technology Co., Ltd. (TWD)	1,467
3,196	Cathay Financial Holding Co., Ltd. (TWD)	4,764
2,377	Chang Hwa Commercial Bank Ltd. (TWD)	1,386
5,947	China Development Financial Holding Corp. (TWD) (c)	2,432
6,650	CTBC Financial Holding Co., Ltd. (TWD)	6,143
699	Delta Electronics, Inc. (TWD)	7,140
290	E Ink Holdings, Inc. (TWD)	1,862
5,352	E.Sun Financial Holding Co., Ltd. (TWD)	4,499
25	eMemory Technology, Inc. (TWD)	1,996
4,100	First Financial Holding Co., Ltd. (TWD)	3,660
1,766	Formosa Plastics Corp. (TWD)	4,557
2,850	Fubon Financial Holding Co., Ltd. (TWD)	6,018
208	Gigabyte Technology Co., Ltd. (TWD)	1,803
32	Global Unichip Corp. (TWD)	1,814
3,624	Hua Nan Financial Holdings Co., Ltd. (TWD)	2,639
969	Inventec Corp. (TWD)	1,667
Shares	Description	Value

	Taiwan (Continued)
35	Largan Precision Co., Ltd. (TWD)	$3,273
814	Lite-On Technology Corp. (TWD)	3,103
529	MediaTek, Inc. (TWD)	17,495
4,007	Mega Financial Holding Co., Ltd. (TWD)	5,118
258	Micro-Star International Co., Ltd. (TWD)	1,715
215	Novatek Microelectronics Corp. (TWD)	3,622
654	Pegatron Corp. (TWD)	1,860
1,019	Quanta Computer, Inc. (TWD)	7,454
160	Realtek Semiconductor Corp. (TWD)	2,458
5,089	Shin Kong Financial Holding Co., Ltd. (TWD) (c)	1,468
4,079	SinoPac Financial Holdings Co., Ltd. (TWD)	2,618
4,458	Taishin Financial Holding Co., Ltd. (TWD)	2,629
3,726	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	3,242
5,013	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	96,861
460	Unimicron Technology Corp. (TWD)	2,638
4,207	United Microelectronics Corp. (TWD)	7,210
25	Voltronic Power Technology Corp. (TWD)	1,393
29	Wiwynn Corp. (TWD)	1,725
907	Yang Ming Marine Transport Corp. (TWD)	1,516
4,557	Yuanta Financial Holding Co., Ltd. (TWD)	4,098
		234,529
	Total Common Stocks	1,175,961
	(Cost $996,226)
RIGHTS (a) (b) — 0.0%
	Taiwan — 0.0%
83	Mega Financial Holding Co., Ltd., expiring 01/19/24 (TWD) (c) (f) (g)	17
	(Cost $0)

	Total Investments — 99.7%	1,175,978
	(Cost $996,226)
	Net Other Assets and Liabilities — 0.3%	2,975
	Net Assets — 100.0%	$1,178,953

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $4,614 or 0.4% of net assets.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	33.5%
Information Technology	25.2
Consumer Staples	11.8
Industrials	7.5
Materials	7.4
Energy	3.7
Utilities	3.6
Health Care	2.2
Consumer Discretionary	1.9
Communication Services	1.6
Real Estate	1.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	20.3%
KRW	20.1
BRL	17.5
MXN	14.5
ZAR	13.8
PLN	7.8
CLP	2.6
CZK	1.6
EUR	1.0
PHP	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 237,059	$ 232,462	$ 4,597	$ —
Other Country Categories*	938,902	938,902	—	—
Rights*	17	—	17	—
Total Investments	$1,175,978	$1,171,364	$4,614	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®” and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.